Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Sep. 02, 2022	Apr. 11, 2022
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.001	$ 0.001		$ 0.001
Ordinary share, shares authorized	500,000,000	500,000,000	500,000,000	50,000,000
Ordinary share, shares issued	11,964,571	10,425,290
Ordinary share, shares outstanding	11,964,571	10,425,290		6,562,500